Summary of basic and diluted earnings per share (Details) - GBP (£)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Loss for the year		£ (13,575,925)	£ (5,457,916)	£ (6,067,984)
Basic and diluted weighted average number of shares outstanding	[1]	19,529,260	18,924,050
Basic and diluted loss per share		£ (0.70)	£ (0.29)	£ (0.34)

[1]	On December 17, 2021, the Company undertook a group reorganization and a share split such that one issued share was exchanged for ten new shares. The outstanding shares presented above reflect the 10 for 1 share split.